Leases - Summary of Amounts recognized in consolidated statements of net loss (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Expense relating to variable lease payments	$ 453	$ 417